Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Text Block [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets comprised of the following:

	September 30, 2016	December 31, 2015
Prepaid insurance	$30	$100
Prepaid expenses	189	533
Prepaid income taxes	—	888
Other receivables	46	3
IPO costs	1,018	—

Total prepaid expenses and other current assets	$1,283	$1,524

Prepaid expenses and other current assets were comprised of the following:

	2015	2014
Prepaid insurance	$100	$585
Prepaid expenses	533	514
Prepaid income taxes	888	2,393
Other receivables	3	264
Other current assets	—	167

Prepaid expenses and other current assets	$1,524	$3,923